Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 16,020	£ 14,727
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,522	1,862
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,817	2,623
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,625	2,788
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 9,056	£ 7,454